CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Electric plant:
In service	$ 9,394,112	$ 9,209,983
Right-of-use assets--finance leases	302,732	302,732
Less: Accumulated provision for depreciation	(4,968,294)	(4,833,025)
Net in service	4,728,550	4,679,690
Nuclear fuel, at amortized cost	358,728	359,270
Construction work in progress	5,783,579	4,816,896
Total electric plant	10,870,857	9,855,856
Investments and funds:
Nuclear decommissioning trust fund	598,181	511,339
Investment in associated companies	74,844	73,318
Long-term investments	518,065	254,864
Restricted investments	306,601	461,757
Other	29,189	26,422
Total investments and funds	1,526,880	1,327,700
Current assets:
Cash and cash equivalents	405,511	448,612
Restricted short-term investments	180,986	71,833
Receivables	152,466	166,429
Inventories, at average cost	280,289	277,729
Prepayments and other current assets	33,839	9,862
Total current assets	1,053,091	974,465
Deferred charges and other assets:
Regulatory assets	731,438	763,512
Prepayments to Georgia Power Company	37,601	48,052
Other	20,289	20,528
Total deferred charges	789,328	832,092
Total assets	14,240,156	12,990,113
Capitalization:
Patronage capital and membership fees	1,072,642	1,016,747
Long-term debt	10,298,385	9,403,847
Obligations under finance leases	68,876	75,649
Other	26,861	25,196
Total capitalization	11,466,764	10,521,439
Current liabilities:
Long-term debt and finance leases due within one year	208,649	217,440
Short-term borrowings	383,498	282,370
Accounts payable	162,249	165,049
Accrued interest	72,434	65,895
Member power bill prepayments, current	46,068	77,066
Other current liabilities	68,932	49,443
Total current liabilities	941,830	857,263
Deferred credits and other liabilities:
Asset retirement obligations	1,135,983	1,070,640
Member power bill prepayments, non-current	98,113	134,396
Regulatory liabilities	566,399	364,241
Other	31,067	42,134
Total deferred credits and other liabilities	1,831,562	1,611,411
Total equity and liabilities	14,240,156	12,990,113
Commitments and Contingencies (Notes 1, 7, 10, 11 and 12)